PHLVIC Variable Universal Life Account

                            The Phoenix Edge(R) - VUL
              Supplement to the Prospectus dated September 27, 2004

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The following replaces the fourth paragraph and chart of the "Mortality and
Expense Risk Charge" section in your prospectus:

 During the first ten policy years, your policy will pay a mortality and expense risk charge equal to .075% of the average daily balance in the subaccounts for the month on each monthly calculation day.

 ------------------------ ----------------------------------------------------------------------------
                                                Policy Options A, B & C
                          ----------------------------------------------------------------------------
                                               Policy Years 1 through 10
                             Monthly Mortality & Expense Risk Charges deducted from the Subaccounts
 ------------------------ ----------------------------------------------------------------------------
    All policy values                                     .075%
 ------------------------ ----------------------------------------------------------------------------

We offer reduced mortality and expense risk charges to policies that meet certain criteria beginning in policy year 11. These rates are not guaranteed. Beginning in policy year 11, Policy Options B & C will pay a mortality and expense risk charge that depends on how your non-loaned policy value compares to your policy's face amount. Non-loaned policy values above certain amounts (thresholds) qualify you for more favorable (lower) charges. Thresholds for lower charges beginning in policy year 11 depend on the policy option you choose as outlined in the following charts.

 ------------------------ -----------------------------------------------------------------------------
                                                       Policy Option A
                                                   Policy Years 11 through 20
                              Monthly Mortality & Expense Risk Charges deducted from the Subaccounts
  ----------------------- -----------------------------------------------------------------------------
  All policy values for                                  .0208333%
  policies issued on or
   after March 7, 2005
 ------------------------ -----------------------------------------------------------------------------

 ----------------------------------------------- ---------------------------------------------------------------------------
   Non-loaned policy value as a percentage of                           Policy year 11 and thereafter
           total policy face amount1               Monthly Mortality & Expense Risk Charges2 deducted from the Subaccounts
 ----------------------------------------------- ---------------------------------------------------------------------------
                                                           Policy Option A              Policy Option B     Policy Option C
                                                   (for policies issued prior to
                                                           March 7, 2005)
  ---------------------------------------------- ---------------------------------- --------------------- ------------------
  less than 40%                                                .075%                        .075%               .075%
 ----------------------------------------------- ---------------------------------- --------------------- ------------------
   greater than or equal to 40%, but less than
 60%                                                           .050%                        .055%               .060%
 ----------------------------------------------- ---------------------------------- --------------------- ------------------
   60% or more                                                  .025%                        .050%               .055%
 ----------------------------------------------- ---------------------------------- --------------------- ------------------

 1 Total policy face amount is the sum of the base policy face amount plus the face amount of any Individual Term rider you elect.
 2  These rates are current and are not guaranteed.

We offer reduced mortality and expense risk charges to policies with Policy Option A beginning in policy year 21. This rate is not guaranteed.

------------------------- ----------------------------------------------------------------------------
                                                      Policy Option A
                                              Policy Years 21 and thereafter
                             Monthly Mortality & Expense Risk Charges deducted from the Subaccounts
 ------------------------ ----------------------------------------------------------------------------
   All policy values for                                  .0125%
  policies issued on or
   after March 7, 2005
 ------------------------ ----------------------------------------------------------------------------

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Dated: March 3, 2005          Please keep this supplement for future reference

TF880